Other liabilities	12 Months Ended
Dec. 31, 2022
Other liabilities
Other liabilities

23       Other liabilities

	At December 31,
	2022	2021
Non-current
Concession fee payable (1)	700,395	657,682
Advances from customers	13,910	14,475
Provisions for legal claims (4)	9,712	8,132
Provision for maintenance costs (2)	19,079	19,239
Other taxes payable	508	2,058
Employee benefit obligation (3)	4,376	7,990
Salary payable	286	263
Other liabilities with related parties (Note 27)	1,382	1,308
Other payables	18,735	32,652
	768,383	743,799
Current
Concession fee payable (1)	228,614	167,352
Other taxes payable	17,288	19,998
Salary payable	46,061	32,843
Other liabilities with related parties (Note 27)	1,121	1,049
Advances from customers	5,098	4,718
Provision for maintenance cost (2)	3,835	2,432
Expenses provisions	2,413	1,879
Provisions for legal claims (4)	3,424	3,714
Other payables (*)	49,224	50,841
	357,078	284,826

(*) As of December 31, 2022, includes deferred income for a total amount of USD 15,395 (USD 14,552 as of December 31, 2021) and as of December 31, 2021, the outstanding balance for the disposal transaction of Aeropuertos Andinos del Perú S.A. that amounted to USD 14,700, see Note 30.

Maturity of the other liabilities is as follows:

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2022 (**)	357,078	88,255	263,318	1,549,369	2,258,020
At December 31, 2021 (**)	285,371	120,005	231,486	1,336,007	1,972,869

(**) The amounts disclosed in the table are undiscounted cash flows

The fair value of financial liabilities within current and non-current other liabilities approximates to its carrying amount.

23       Other liabilities (Cont.)

(1) The most significant amounts included in the concession fee payable result from the concession agreement between The Brazilian National Civil Aviation Agency - ANAC and ICAB and ICASGA.

The Brazilian concession agreement establishes the payment of a fixed and variable concession fee.

a)	Fixed concession fee

The Brasilia Airport concession agreement established a fixed concession fee of R$ 4,501,132 thousand, payable in 25 equal annual installments since inception of the concession period. The concession fee is adjusted for inflation annually based on the changes in the Brazilian IPCA. The Natal Airport concession agreement established an annual fixed concession fee of R$ 6,800 thousand, payable as from the 37th month of the inception of the concession, and adjusted periodically by the Selic rate. The Group initially recognized the present value of fixed concession fee against a concession asset in intangible assets. The liability is presented as current and non-current concession fee payable within other liabilities.

This fixed concession fee is divided in two parts:

(a)	Right of use if the airport operates at the existing operating capacity at the beginning of the concession, and
(b)	the second portion relates to the Group estimation of the value of the right of use after completion of the infrastructure works that increase capacity of the airport.

Changes in the liability related to the increase capacity of the airport or contract modifications are accounted for against the “Concession asset”. Changes in the liabilities due to passage of time and inflation adjustment are recognized against profit or loss of the year.

b)	Variable concession fee

The concession agreement for the Brasilia Airport requires payment of an annual fee of 2% of aeronautical and commercial revenues with a cap annually established by the regulatory authority in Brazil (ANAC). After that limit, concession fee is calculated at 4.5%.

Changes in the year of the Concession fee payable are as follows:

	2022	2021
Balances at the beginning of the year	825,034	741,704
Financial result (*)	112,345	116,460
Concession fees	139,744	78,033
Payments (**)	(157,898)	(26,956)
Re-equilibrium adjustment compensation (Note 8.1)	(1,666)	3,074
Re-equilibrium compensation (Note 8.1)	(13,768)	(25,071)
Other	570	2,576
Translation differences and inflation adjustment	24,648	(64,786)
Balances at the end of the year	929,009	825,034

(*) Mainly includes changes in the liabilities of Brazilian concessions due to passage of time and inflation adjustment shown in Note 8.

(**) As of December 31, 2022, includes compensation of credits of AA2000. Additionally, in light of Covid-19 pandemic context, as of December 31, 2021, some governments implemented measures aligned to the then current environment such as the deferral of payment periods to relieve the liquidity situation of the airport sector.

23       Other liabilities (Cont.)

On October 23, 2020, the Ministério da Infraestrutura of Brazil issued an order (Portaria No. 157) that allow companies to re-schedule at least 50% of their 2020 concession fee payment. On November 2, 2020, ICAB re-scheduled 50% of its fixed concession fees payment of 2020, in accordance with the provisions of the aforementioned order, to the six final years of the concession. The Government order (Portaria No. 157) determined that re-scheduling the payments of the concession fee must not exceed, for each financial year, 75% above the original value and 50% above the original value for the last five years of the concession. As of December 31, 2022 and 2021, a 50% of the concession fee to be paid in 2021 by ICAB was pending as a re-scheduling of such fee was requested (Note 22). Regarding the 2022 concession fee a partial payment of R$ 81.6 million (equivalent to USD 15 million) was made through the application of re-equilibrium credits. To pay the remaining amount of R$ 172.8 million, ICAB presented on November 21, 2022 to the Ministry of Infrastructure, an offer of court payment orders, which is still in process of analysis. In December 2022, the Ministry issued an official letter confirming that, during the time it takes to issue a final opinion, ICAB is in compliance with its obligations.

On December 17, 2020 AA2000 reached an agreement with ORSNA in relation with past due payments of concession fees and development trusts suspended during 2020, for approximately USD 38 million to be paid in installments between October 2021 and September 2022. On September 2, 2021, AA2000 and ORSNA agreed to postpone the past due payments to be paid in installments between December 2022 and November 2023.

(2) Changes in the year of the Provision for maintenance costs is as follows:

	2022	2021
Balances at the beginning of the year	21,671	27,195
Accrual of the year	4,118	5,016
Use of the provision	(1,652)	(8,727)
Translation differences and inflation adjustment	(1,223)	(1,813)
Balances at the end of the year	22,914	21,671

(3) TAGSA and Toscana have post-employment benefits which are defined benefit obligations. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the year.

The assumptions used for the purposes of valuation of TA long term benefits at December 31, 2022 and 2021 are:

-  Annual discount rate: 3.77% (0.97% in 2021).

-  Annual inflation rate: 5.9% for the year 2023, 2.3% for the year 2024 and 2% from 2025 (1.20% in 2021).

-  Annual employee termination benefit increase rate: 5.9% for the year 2023, 3.2% for the year 2024 and 3% from 2025 (2.40% in 2021).

The iBoxx Eurozone Corporate AA 10+ index has been selected as the discount rate to be used, as the term of 10 or more years is comparable to the average remaining period of service of the personnel subject to the long term benefit.

The sensibility in relation with the provision of Toscana for a total amount of USD 2.5 million is as follows:

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	2,359	2,569	2,491	2,431	2,467	2,455

23       Other liabilities (Cont.)

The assumptions used for the valuation of TAGSA at December 31, 2022 and 2021 are:

-  Annual discount rate: 5.96% (2.96% in 2021).

-  Annual turnover rate: 14.98% (11.50% in 2021).

-  Annual employee termination benefit (in years): 7.06 (8.56 in 2021).

-  Annual employee mortality and disability rate: TM IESS 2002 (TM IESS 2002 in 2021). (*)

-  Annual employee future wage increase: 1.29% (1.05% in 2021).

(*)	Mortality Table “Instituto Ecuatoriano de Seguridad Social”

The sensibility in relation with the prevision of TAGSA for a total amount of USD 1.9 million is as follows:

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	5%	(5)%
Provision for salary payable	1,795	1,964	1,967	1,792	1,843	1,912

Changes of the provision in the year is as follows:

	2022	2021
Balances at the beginning of the year	7,990	8,694
Disposal of subsidiaries	(2,084)	-
Actuarial gain/loss (in other comprehensive income)	(1,016)	(178)
Service Cost	450	335
Amounts paid in the year	(585)	(784)
Contributions	-	456
Translation differences and inflation adjustment	(379)	(533)
At the end of the year	4,376	7,990

The amounts shown in the Consolidated Statement of Comprehensive Income for USD 859 in 2022 (USD 28 in 2021) correspond to the actuarial income of USD 1,016 (USD 69 in 2021), net of taxes of USD 157 (USD 41 in 2021).

(4) Changes in the year of the provision for legal claims is as follows:

	2022	2021
Balances at the beginning of the year	11,846	5,183
Disposal of subsidiaries	(1,177)	-
Accrual of the year	5,674	10,789
Use of the provision	(2,319)	(2,294)
Translation differences and inflation adjustment	(888)	(1,832)
Balances at the end of the year	13,136	11,846